CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 529,596	$ 378,656
Short-term investments	1,041,943	1,046,095
Trade receivables (net of allowance for credit losses of $9,253 and $9,927 at December 31, 2022 and 2021, respectively)	518,517	395,583
Debt hedge option	122,323	292,940
Prepaid expenses and other current assets	204,754	184,604
Total current assets	2,417,133	2,297,878
LONG-TERM ASSETS:
Prepaid expenses and other long-term assets	231,496	224,445
Property and equipment, net	159,285	145,654
Deferred tax assets	116,889	55,246
Operating lease right-of-use assets	102,893	85,055
Other intangible assets, net	209,605	295,378
Goodwill	1,617,118	1,606,756
Total long-term assets	2,437,286	2,412,534
Total assets	4,854,419	4,710,412
CURRENT LIABILITIES:
Trade payables	56,019	36,121
Deferred revenues and advances from customers	338,930	330,459
Current maturities of operating leases liabilities	13,525	19,514
Debt	209,292	395,946
Accrued expenses and other liabilities	523,451	487,547
Total current liabilities	1,141,217	1,269,587
LONG-TERM LIABILITIES:
Deferred revenues and advances from customers	57,211	66,606
Accrued severance pay	16,446	16,494
Deferred tax liabilities	7,336	7,429
Debt	455,382	429,267
Operating leases	99,262	81,185
Other long-term liabilities	22,142	1,885
Total long-term liabilities	657,779	602,866
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Authorized: 125,000,000 shares at December 31, 2022 and 2021; Issued: 74,774,827 and 74,774,827 shares at December 31, 2022 and 2021, respectively; Outstanding: 63,634,991 and 63,476,860 shares at December 31, 2022 and 2021, respectively	18,961	18,961
Additional paid-in capital	1,951,035	1,817,710
Treasury shares at cost – 11,139,836 and 11,297,967 Ordinary shares at December 31, 2022 and 2021, respectively	(743,054)	(625,810)
Accumulated other comprehensive loss	(111,255)	(39,739)
Retained earnings	1,926,398	1,653,963
Total attributable to NICE Ltd.'s shareholders	3,042,085	2,825,085
Non-controlling interests	13,338	12,874
Total shareholders' equity	3,055,423	2,837,959
Total liabilities and shareholders' equity	$ 4,854,419	$ 4,710,412